Vanguard® Russell 2000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Basic Materials (3.9%)
	UFP Industries Inc.	41,955	3,277
	Balchem Corp.	25,465	3,148
	Cabot Corp.	44,462	3,045
*	Livent Corp.	129,646	2,988
	Sensient Technologies Corp.	31,702	2,283
	Avient Corp.	53,637	1,958
	Innospec Inc.	16,813	1,553
	Materion Corp.	15,348	1,540
*	Ingevity Corp.	30,062	1,419
	Quaker Chemical Corp.	7,211	1,369
	Mueller Industries Inc.	16,139	1,198
	Orion Engineered Carbons SA	48,670	1,129
	Sylvamo Corp.	25,716	1,014
*	Novagold Resources Inc.	180,795	931
	Compass Minerals International Inc.	27,369	868
*	Constellium SE Class A	53,694	800
	Kaiser Aluminum Corp.	12,647	764
*,1	Uranium Energy Corp.	284,827	738
	Commercial Metals Co.	15,994	684
	GrafTech International Ltd.	154,369	662
*	RBC Bearings Inc.	3,283	651
*,1	Energy Fuels Inc.	103,037	606
*	LSB Industries Inc.	59,010	549
	Boise Cascade Co.	6,576	472
	Hawkins Inc.	9,450	444
	American Vanguard Corp.	19,766	337
*	Century Aluminum Co.	41,109	322
	Omega Flex Inc.	2,582	269
	AdvanSix Inc.	7,297	240
*,1	Origin Materials Inc.	52,409	222
*	Ivanhoe Electric Inc.	17,626	220
*	Piedmont Lithium Inc.	3,806	208
	Stepan Co.	1,717	158
*	Dakota Gold Corp.	42,954	142
*,1	Ur-Energy Inc.	154,850	139
*	US Silica Holdings Inc.	8,664	98
*,1	5e Advanced Materials Inc.	31,124	88
	Schnitzer Steel Industries Inc. Class A	1,773	49
	Mativ Holdings Inc.	2,677	40
*	Northwest Pipe Co.	1,460	39
*,1	Hycroft Mining Holding Corp.	96,954	33
	Ryerson Holding Corp.	788	27

		Shares	Market Value ($000)
*,1	Amyris Inc.	16,964	14
			36,735
Consumer Discretionary (12.5%)
	Texas Roadhouse Inc. Class A	53,681	5,792
*	Crocs Inc.	48,589	5,456
	Wingstop Inc.	23,957	4,776
	Murphy USA Inc.	16,125	4,457
*	elf Beauty Inc.	39,357	4,094
*	Fox Factory Holding Corp.	33,922	3,016
*	Visteon Corp.	22,250	2,972
*	Hilton Grand Vacations Inc.	68,680	2,936
*	Duolingo Inc.	19,234	2,877
*	Skyline Champion Corp.	42,610	2,477
	LCI Industries	19,887	2,149
*	Shake Shack Inc. Class A	30,011	1,986
	Steven Madden Ltd.	61,600	1,923
*	Helen of Troy Ltd.	19,041	1,833
	Inter Parfums Inc.	14,367	1,804
	Kontoor Brands Inc.	44,463	1,741
	Cracker Barrel Old Country Store Inc.	17,713	1,736
*	Cavco Industries Inc.	6,966	1,734
*	Dorman Products Inc.	21,111	1,732
*	Boot Barn Holdings Inc.	23,662	1,600
*	Sonos Inc.	102,298	1,486
*	Gentherm Inc.	26,558	1,460
*,1	Luminar Technologies Inc. Class A	202,532	1,379
*	Stride Inc.	33,690	1,361
	Papa John's International Inc.	18,833	1,320
	Bloomin' Brands Inc.	50,967	1,218
	Cheesecake Factory Inc.	38,888	1,218
	Upbound Group Inc.	40,173	1,202
*	XPEL Inc.	17,301	1,192
	John Wiley & Sons Inc. Class A	32,221	1,160
*	Coursera Inc.	90,995	1,152
*	Brinker International Inc.	31,267	1,144
*	Liberty Media Corp.- Liberty Braves Class C	30,605	1,123
*	Dave & Buster's Entertainment Inc.	34,468	1,108
*	Cinemark Holdings Inc.	68,857	1,102
*	Asbury Automotive Group Inc.	5,157	1,078
	PriceSmart Inc.	12,901	935
*	Sally Beauty Holdings Inc.	79,215	892
*	Chegg Inc.	99,073	890
*,1	Fisker Inc.	141,711	890
*	SeaWorld Entertainment Inc.	15,898	886
	Dillard's Inc. Class A	3,201	881
*	Malibu Boats Inc. Class A	16,205	850
	HNI Corp.	32,809	837
	Camping World Holdings Inc. Class A	31,039	836
	Red Rock Resorts Inc. Class A	18,334	836
	Oxford Industries Inc.	8,336	833
	Wolverine World Wide Inc.	61,765	826
*	ACV Auctions Inc. Class A	46,333	790
*	Figs Inc. Class A	86,529	713
	Monarch Casino & Resort Inc.	10,599	688
	Buckle Inc.	22,314	685
*	Sweetgreen Inc. Class A	70,887	676
*	Golden Entertainment Inc.	16,008	675
*	Arlo Technologies Inc.	69,696	674

		Shares	Market Value ($000)
*	iRobot Corp.	18,838	668
	Sturm Ruger & Co. Inc.	12,452	642
	Dine Brands Global Inc.	10,295	616
*	Udemy Inc.	58,618	586
	Franchise Group Inc.	19,533	568
*	OneSpaWorld Holdings Ltd.	53,362	557
*	Allegiant Travel Co.	5,536	540
	Ruth's Hospitality Group Inc.	25,181	540
*	Everi Holdings Inc.	37,576	522
*	Portillo's Inc. Class A	25,488	512
	Sinclair Broadcast Group Inc. Class A	32,316	497
*	Sun Country Airlines Holdings Inc.	26,457	497
*	Revolve Group Inc.	32,583	496
	Arko Corp.	67,393	489
	MDC Holdings Inc.	12,127	488
[1]	Guess? Inc.	24,900	478
	KB Home	10,880	471
	Caleres Inc.	27,252	470
	RCI Hospitality Holdings Inc.	6,357	459
*	Taylor Morrison Home Corp. Class A	10,394	441
	International Game Technology plc	17,527	430
*	Accel Entertainment Inc. Class A	44,517	415
*	Imax Corp.	22,879	397
*	Central Garden & Pet Co. Class A	11,327	389
*	Master Craft Boat Holdings Inc.	14,151	375
*	Corsair Gaming Inc.	18,214	359
*	Denny's Corp.	31,966	354
*	Vizio Holding Corp. Class A	53,711	351
	Acushnet Holdings Corp.	7,439	333
*	Rover Group Inc. Class A	71,223	331
*	Hovnanian Enterprises Inc. Class A	3,911	328
*	Chico's FAS Inc.	69,949	318
*	Funko Inc. Class A	25,864	316
*	Dream Finders Homes Inc. Class A	16,844	312
*	European Wax Center Inc. Class A	17,996	312
*	Kura Sushi USA Inc. Class A	3,728	304
*	Neogames SA	10,638	290
	Hibbett Inc.	7,923	285
*	Green Brick Partners Inc.	5,915	283
*	Liberty Media Corp.- Liberty Braves Class A	7,452	278
	Carriage Services Inc. Class A	10,584	277
	Interface Inc. Class A	36,689	254
*,1	Blink Charging Co.	37,087	250
*	Frontier Group Holdings Inc.	29,488	243
*	PowerSchool Holdings Inc. Class A	12,748	241
*	Lovesac Co.	11,140	235
[1]	Krispy Kreme Inc.	15,302	229
	Meritage Homes Corp.	1,874	216
*,1	Vuzix Corp.	40,921	205
*	PROG Holdings Inc.	6,184	202
	Gray Television Inc.	28,237	198
*	M/I Homes Inc.	2,789	197
*	Tri Pointe Homes Inc.	6,735	197
	Jack in the Box Inc.	2,251	195
*	Integral Ad Science Holding Corp.	10,170	192
	Global Industrial Co.	7,572	188
	Designer Brands Inc. Class A	29,473	185
*	Universal Technical Institute Inc.	26,403	170

		Shares	Market Value ($000)
*	CarParts.com Inc.	40,197	168
	Clarus Corp.	19,951	165
*	Sabre Corp.	52,329	162
*	Inspired Entertainment Inc.	11,598	159
*	Liquidity Services Inc.	10,023	152
*	Rush Street Interactive Inc.	49,192	148
*	Playstudios Inc.	32,265	146
	Entravision Communications Corp. Class A	33,671	139
*	Sleep Number Corp.	7,678	139
	Build-A-Bear Workshop Inc.	7,649	139
*	ONE Group Hospitality Inc.	18,533	131
*	Xponential Fitness Inc. Class A	4,897	130
*	Latham Group Inc.	35,880	129
*	LGI Homes Inc.	1,109	126
	Ermenegildo Zegna NV	11,092	126
*	Century Casinos Inc.	18,265	124
*	Canoo Inc.	223,670	124
*	Cars.com Inc.	6,885	122
*	Holley Inc.	41,203	122
*,1	Nerdy Inc.	45,148	117
*	Thryv Holdings Inc.	4,906	114
*	Noodles & Co. Class A	31,803	107
*	Central Garden & Pet Co.	2,908	106
	Marine Products Corp.	6,918	106
*,1	Sonder Holdings Inc.	149,471	106
*	Turtle Beach Corp.	9,227	105
	Century Communities Inc.	1,604	102
*	Destination XL Group Inc.	24,254	101
*,1	Stitch Fix Inc. Class A	27,260	98
*,1	Reservoir Media Inc.	14,851	97
*	National Vision Holdings Inc.	3,674	93
*	Children's Place Inc.	6,082	91
*	Gambling.com Group Ltd.	7,378	75
*	Rent the Runway Inc. Class A	36,288	73
*	First Watch Restaurant Group Inc.	4,052	72
*,1	Faraday Future Intelligent Electric Inc.	213,775	53
*	Stoneridge Inc.	3,162	52
*	Instructure Holdings Inc.	1,945	48
*	Full House Resorts Inc.	6,611	47
	Alta Equipment Group Inc.	3,150	43
*	MarineMax Inc.	1,276	36
*	Stagwell Inc.	5,683	35
*,1	Focus Universal Inc.	20,414	34
*	American Axle & Manufacturing Holdings Inc.	4,523	31
*	Lulu's Fashion Lounge Holdings Inc.	12,754	31
*,1	F45 Training Holdings Inc.	29,250	30
	Smith & Wesson Brands Inc.	2,386	28
	Bluegreen Vacations Holding Class A	924	26
*	Boston Omaha Corp. Class A	1,326	25
*	Duluth Holdings Inc. Class B	4,633	25
*	QuinStreet Inc.	2,582	24
*,1	Ondas Holdings Inc.	26,776	23
*	Allbirds Inc. Class A	19,221	23
*,1	Mullen Automotive Inc.	31,819	23
*	Quotient Technology Inc.	8,030	22
*	OneWater Marine Inc. Class A	737	20
*	Lindblad Expeditions Holdings Inc.	1,930	18
*	ThredUP Inc. Class A	7,705	16

		Shares	Market Value ($000)
*	Torrid Holdings Inc.	6,621	15
*	RealReal Inc.	10,663	14
*	Owlet Inc.	56,520	12
	Purple Innovation Inc. Class A	2,800	10
*	Citi Trends Inc.	348	5
	Rocky Brands Inc.	215	4
*,1	Aterian Inc.	3,911	2
			118,247
Consumer Staples (4.1%)
*	Celsius Holdings Inc.	44,409	5,575
*	BellRing Brands Inc.	107,038	3,920
*	Sprouts Farmers Market Inc.	84,721	2,928
	Lancaster Colony Corp.	13,161	2,587
*	Simply Good Foods Co.	71,030	2,571
	Coca-Cola Consolidated Inc.	3,754	2,484
	WD-40 Co.	10,927	2,072
	J & J Snack Foods Corp.	12,182	1,875
	Energizer Holdings Inc.	57,138	1,863
	Cal-Maine Foods Inc.	28,023	1,333
	MGP Ingredients Inc.	11,187	1,063
*	National Beverage Corp.	18,994	939
	Utz Brands Inc.	45,480	748
	Medifast Inc.	8,673	683
*	Herbalife Ltd.	51,807	613
*	Chefs' Warehouse Inc.	19,187	597
*	Vita Coco Co. Inc.	22,208	593
*	USANA Health Sciences Inc.	9,049	549
	Nu Skin Enterprises Inc. Class A	16,269	542
	John B Sanfilippo & Son Inc.	4,410	513
*	Beauty Health Co.	62,082	499
*,1	Beyond Meat Inc.	48,697	494
*	SunOpta Inc.	73,313	493
	Calavo Growers Inc.	13,954	451
*	Duckhorn Portfolio Inc.	33,872	441
	Tootsie Roll Industries Inc.	11,049	432
*	Sovos Brands Inc.	21,265	404
*	Vital Farms Inc.	23,867	346
	Turning Point Brands Inc.	12,024	252
[1]	PetMed Express Inc.	13,113	194
	Vector Group Ltd.	15,996	187
*,1	Brookfield Realty Capital Corp.	21,830	118
*	United Natural Foods Inc.	3,200	85
*	Benson Hill Inc.	66,115	79
*,1	22nd Century Group Inc.	125,992	78
	Natural Grocers by Vitamin Cottage Inc.	6,764	75
*,1	Veru Inc.	50,409	50
*	Mission Produce Inc.	3,454	42
*,1	Rite Aid Corp.	19,548	35
*,1	Local Bounti Corp.	49,862	22
*	Tattooed Chef Inc.	35,337	19
*,1	Vintage Wine Estates Inc.	3,089	3
			38,847
Energy (7.3%)
	ChampionX Corp.	160,166	4,046
	Matador Resources Co.	90,009	3,958
*	Denbury Inc.	40,145	3,620
*	Weatherford International plc	56,486	3,188

		Shares	Market Value ($000)
*	Shoals Technologies Group Inc. Class A	130,166	3,058
	Chord Energy Corp.	19,772	2,828
*	Valaris Ltd.	48,732	2,813
	Magnolia Oil & Gas Corp. Class A	139,452	2,696
*	Array Technologies Inc.	120,600	2,674
	SM Energy Co.	96,824	2,545
*	Kosmos Energy Ltd.	361,240	2,153
	Murphy Oil Corp.	51,499	1,792
	Alpha Metallurgical Resources Inc.	12,194	1,646
	Cactus Inc. Class A	50,176	1,585
	Sitio Royalties Corp. Class A	57,172	1,457
	CONSOL Energy Inc.	25,908	1,398
	Northern Oil and Gas Inc.	44,885	1,342
	Liberty Energy Inc. Class A	107,830	1,266
	Arch Resources Inc.	11,894	1,229
	Delek US Holdings Inc.	55,708	1,227
	Patterson-UTI Energy Inc.	117,207	1,142
*	Oceaneering International Inc.	72,182	1,105
*	Ameresco Inc. Class A	25,349	1,092
*	NexTier Oilfield Solutions Inc.	141,143	1,064
*	Callon Petroleum Co.	32,820	1,005
*	Gulfport Energy Corp.	8,741	848
*	Par Pacific Holdings Inc.	38,874	829
*	NEXTracker Inc. Class A	21,611	827
	PBF Energy Inc. Class A	21,604	795
*	Fluence Energy Inc.	29,365	728
*,1	SunPower Corp.	65,235	691
*	Talos Energy Inc.	55,872	688
	Comstock Resources Inc.	72,965	680
	Equitrans Midstream Corp.	79,019	674
*,1	Stem Inc.	108,852	601
*	MRC Global Inc.	66,849	581
	Ranger Oil Corp. Class A	15,330	563
	CVR Energy Inc.	23,652	554
*	Vital Energy Inc.	13,245	549
*	Nabors Industries Ltd. (XNYS)	6,334	530
*,1	FuelCell Energy Inc.	244,266	518
*	Borr Drilling Ltd.	73,590	504
*,1	Tellurian Inc.	408,221	494
*	Noble Corp. plc	12,021	454
*,1	Earthstone Energy Inc. Class A	34,757	417
	RPC Inc.	59,511	396
*	Montauk Renewables Inc.	51,375	357
	SandRidge Energy Inc.	25,428	342
	VAALCO Energy Inc.	84,724	327
*	TPI Composites Inc.	28,966	309
	Crescent Energy Inc. Class A	31,112	293
*	TETRA Technologies Inc.	101,198	263
*	W&T Offshore Inc.	62,583	242
*	SilverBow Resources Inc.	9,489	227
	Permian resources Corp. Class A	24,218	226
	Solaris Oilfield Infrastructure Inc. Class A	24,925	183
	Riley Exploration Permian Inc.	5,411	181
	Warrior Met Coal Inc.	4,496	147
*	Amplify Energy Corp.	21,493	146
	Ramaco Resources Inc.	18,351	136
*	NextDecade Corp.	24,127	134
*	Energy Vault Holdings Inc.	63,506	133

		Shares	Market Value ($000)
*	CNX Resources Corp.	7,159	111
*	Solid Power Inc.	43,302	95
*	ProFrac Holding Corp. Class A	8,276	93
*	FTC Solar Inc.	33,039	91
*	Golar LNG Ltd.	4,340	89
*	Empire Petroleum Corp.	8,504	80
[1]	HighPeak Energy Inc.	5,578	69
*	DMC Global Inc.	4,009	65
*,1	ESS Tech Inc.	55,826	64
	Berry Corp.	9,974	63
*	Ring Energy Inc.	31,597	54
[1]	Kinetik Holdings Inc. Class A	1,257	41
*	EVgo Inc.	5,941	23
	Atlas Energy Solutions Inc. Class A	1,333	21
*	Heliogen Inc.	69,627	17
*	Battalion Oil Corp.	1,945	12
			69,484
Financials (5.2%)
	Kinsale Capital Group Inc.	17,331	5,251
	RLI Corp.	31,259	3,871
	Houlihan Lokey Inc. Class A	40,595	3,544
	First Financial Bankshares Inc.	104,080	2,696
*	Focus Financial Partners Inc. Class A	46,504	2,422
	Federated Hermes Inc.	68,394	2,355
	Hamilton Lane Inc. Class A	28,777	1,954
	ServisFirst Bancshares Inc.	40,006	1,612
	FirstCash Holdings Inc.	15,056	1,484
	PJT Partners Inc. Class A	18,949	1,277
	Walker & Dunlop Inc.	17,009	1,245
	Cohen & Steers Inc.	20,220	1,100
*	Palomar Holdings Inc.	19,357	1,058
	Artisan Partners Asset Management Inc. Class A	31,826	1,018
*	BRP Group Inc. Class A	48,808	979
	StepStone Group Inc. Class A	45,033	969
	Moelis & Co. Class A	25,394	962
	Lakeland Financial Corp.	17,970	903
*	Open Lending Corp. Class A	84,339	855
	Stock Yards Bancorp Inc.	19,300	809
*	Avantax Inc.	37,949	803
	BancFirst Corp.	9,454	800
*	Bancorp Inc.	25,659	792
*	Goosehead Insurance Inc. Class A	13,403	740
	WisdomTree Inc.	108,715	739
*	Trupanion Inc.	31,076	698
[1]	B Riley Financial Inc.	16,680	603
	Brightsphere Investment Group Inc.	24,029	516
	Live Oak Bancshares Inc.	20,752	449
[1]	Brookfield Business Corp. Class A	18,450	380
	Diamond Hill Investment Group Inc.	2,305	366
*	Triumph Financial Inc.	6,821	354
	Glacier Bancorp Inc.	11,433	329
*	Coastal Financial Corp.	8,610	295
	Eastern Bankshares Inc.	26,111	283
	Pathward Financial Inc.	6,098	268
	HCI Group Inc.	4,962	262
*	World Acceptance Corp.	2,179	242
	Perella Weinberg Partners Class A	27,049	212
	Westamerica BanCorp	5,283	200

		Shares	Market Value ($000)
	Esquire Financial Holdings Inc.	4,703	199
	GCM Grosvenor Inc. Class A	27,801	192
*	Axos Financial Inc.	4,644	176
	PennyMac Mortgage Investment Trust	13,520	157
	Cadence Bank	8,609	155
*	LendingTree Inc.	8,256	151
*	Columbia Financial Inc.	9,030	146
[1]	Silvercrest Asset Management Group Inc. Class A	7,345	144
	Greene County Bancorp Inc.	5,317	142
	Virtus Investment Partners Inc.	693	132
	First BanCorp (XNYS)	10,593	118
	Victory Capital Holdings Inc. Class A	3,740	116
*	NMI Holdings Inc. Class A	4,553	114
	Veritex Holdings Inc.	5,985	103
*	StoneX Group Inc.	1,268	102
	Sculptor Capital Management Inc. Class A	9,286	80
	CBL & Associates Properties Inc.	3,353	77
	Five Star Bancorp	3,825	73
	Nicolet Bankshares Inc.	1,133	70
	Farmers & Merchants Bancorp Inc.	3,095	62
	Bank of NT Butterfield & Son Ltd.	2,457	62
*	SiriusPoint Ltd.	6,544	61
	National Bank Holdings Corp. Class A	1,807	54
	Metrocity Bankshares Inc.	3,303	54
*	LendingClub Corp.	6,454	53
	Peoples Bancorp Inc.	1,947	50
	Universal Insurance Holdings Inc.	3,453	50
	HomeTrust Bancshares Inc.	1,979	39
	West BanCorp. Inc.	2,183	37
*	Skyward Specialty Insurance Group Inc.	1,559	37
*	eHealth Inc.	5,095	34
	Value Line Inc.	677	31
*	Bridgewater Bancshares Inc.	3,196	28
	Investors Title Co.	143	19
*	Metropolitan Bank Holding Corp.	566	16
	Curo Group Holdings Corp.	12,862	14
	BayCom Corp.	724	12
	Hingham Institution for Savings	59	11
*	Third Coast Bancshares Inc.	601	10
*	Velocity Financial LLC	762	7
	First Guaranty Bancshares Inc.	437	6
*	FVCBankcorp Inc.	565	6
	MarketWise Inc.	2,799	6
*	Doma Holdings Inc.	9,843	3
			48,904
Health Care (23.2%)
*	Shockwave Medical Inc.	28,504	7,841
*	Inspire Medical Systems Inc.	22,914	6,702
*	Apellis Pharmaceuticals Inc.	75,102	6,447
*	Karuna Therapeutics Inc.	25,902	5,868
*	Prometheus Biosciences Inc.	27,868	5,537
*	Lantheus Holdings Inc.	54,609	4,729
*	Intra-Cellular Therapies Inc.	73,242	4,349
*	Medpace Holdings Inc.	20,287	4,199
*	IVERIC bio Inc.	109,153	4,121
	Ensign Group Inc.	43,108	3,820
*	Alkermes plc	130,296	3,769
*	Option Care Health Inc.	133,589	3,680

		Shares	Market Value ($000)
*	HealthEquity Inc.	66,360	3,637
*	Halozyme Therapeutics Inc.	106,462	3,453
*	Haemonetics Corp.	40,153	3,397
*	Vaxcyte Inc.	65,447	3,241
*	Merit Medical Systems Inc.	38,475	3,170
*	TG Therapeutics Inc.	106,480	2,836
*	Arrowhead Pharmaceuticals Inc.	82,325	2,833
*	Madrigal Pharmaceuticals Inc.	10,176	2,833
	CONMED Corp.	23,286	2,825
*	Neogen Corp.	159,541	2,790
*	iRhythm Technologies Inc.	24,124	2,757
*	Blueprint Medicines Corp.	47,830	2,703
*	Denali Therapeutics Inc.	87,116	2,633
*	Omnicell Inc.	35,526	2,608
*	Amicus Therapeutics Inc.	220,517	2,483
*	ACADIA Pharmaceuticals Inc.	96,155	2,260
*	Progyny Inc.	60,457	2,252
*	Cytokinetics Inc.	59,400	2,239
*	STAAR Surgical Co.	38,370	2,226
*	Inari Medical Inc.	35,163	2,124
*	Glaukos Corp.	36,593	2,087
*	Prothena Corp. plc	31,299	2,079
*	Insmed Inc.	108,275	2,060
*	Revance Therapeutics Inc.	64,598	1,974
*	R1 RCM Inc.	120,272	1,954
	Select Medical Holdings Corp.	70,633	1,933
*	Evolent Health Inc. Class A	65,551	1,910
*	Axonics Inc.	39,220	1,898
*	Axsome Therapeutics Inc.	25,652	1,893
*	Privia Health Group Inc.	75,610	1,886
*	PTC Therapeutics Inc.	42,474	1,783
*	TransMedics Group Inc.	24,418	1,774
*	Reata Pharmaceuticals Inc. Class A	18,487	1,665
*	Beam Therapeutics Inc.	50,962	1,626
*,1	Corcept Therapeutics Inc.	69,198	1,625
*	Intellia Therapeutics Inc.	43,498	1,621
*	NuVasive Inc.	42,186	1,610
*	Cerevel Therapeutics Holdings Inc.	45,912	1,497
*	LivaNova plc	32,832	1,454
	Patterson Cos. Inc.	54,963	1,439
*	Surgery Partners Inc.	36,767	1,378
*	Pacira BioSciences Inc.	36,187	1,376
*	CorVel Corp.	6,998	1,368
*	Amphastar Pharmaceuticals Inc.	30,717	1,363
*	ImmunoGen Inc.	94,962	1,295
*	Vericel Corp.	37,591	1,207
*	Ironwood Pharmaceuticals Inc. Class A	110,531	1,203
*	RadNet Inc.	40,121	1,161
	Embecta Corp.	39,986	1,106
*	Dynavax Technologies Corp.	96,653	1,105
*	FibroGen Inc.	61,866	1,067
*	AtriCure Inc.	23,699	1,066
	US Physical Therapy Inc.	10,333	1,055
*	Morphic Holding Inc.	17,513	1,007
	LeMaitre Vascular Inc.	15,652	984
*	Apollo Medical Holdings Inc.	31,016	981
*	Aurinia Pharmaceuticals Inc.	106,899	958
*	Heska Corp.	7,728	925

		Shares	Market Value ($000)
*	Zentalis Pharmaceuticals Inc.	35,536	925
*	Silk Road Medical Inc.	29,876	902
*	Catalyst Pharmaceuticals Inc.	77,245	892
*	BioCryst Pharmaceuticals Inc.	102,660	849
*	Arvinas Inc.	38,794	847
*	UFP Technologies Inc.	5,470	846
*	Outset Medical Inc.	38,634	805
*	Travere Thrapeutics Inc.	44,919	804
*	Alphatec Holdings Inc.	51,677	783
*	Treace Medical Concepts Inc.	29,295	779
*	Geron Corp. (XNGS)	236,057	772
*	Nevro Corp.	27,814	767
*	Avid Bioservices Inc.	49,119	759
*	Hims & Hers Health Inc.	81,937	732
*	Warby Parker Inc. Class A	66,391	731
*	Harmony Biosciences Holdings Inc.	20,887	722
*	Bridgebio Pharma Inc.	52,409	719
*	Cytek Biosciences Inc.	90,966	710
*	Paragon 28 Inc.	38,823	698
*	Keros Therapeutics Inc.	14,563	697
*	PROCEPT BioRobotics Corp.	20,794	696
*,1	Cassava Sciences Inc.	30,413	691
*	Ventyx Biosciences Inc.	19,858	684
*	SI-BONE Inc.	27,078	682
*	Innoviva Inc.	50,338	679
*	Krystal Biotech Inc.	5,705	672
*	Inhibrx Inc.	26,061	617
*,1	Point Biopharma Global Inc.	64,969	602
*	Collegium Pharmaceutical Inc.	26,891	593
*	DocGo Inc.	65,798	589
*	Phreesia Inc.	18,914	568
	Atrion Corp.	1,087	566
*	Biohaven Ltd.	31,101	545
*	Viridian Therapeutics Inc.	22,435	535
*	OrthoPediatrics Corp.	12,091	522
*	Theravance Biopharma Inc.	46,505	520
*	Anavex Life Sciences Corp.	55,438	512
	National Research Corp.	11,227	504
*	AbCellera Biologics Inc.	70,364	490
*	Twist Bioscience Corp.	31,475	477
*	Arcturus Therapeutics Holdings Inc.	17,089	467
*	Alignment Healthcare Inc.	78,677	462
*	Addus HomeCare Corp.	4,878	440
*	RxSight Inc.	17,861	435
*	Aclaris Therapeutics Inc.	51,703	432
*	Artivion Inc.	26,684	400
*	Ocular Therapeutix Inc.	62,254	398
	Healthcare Services Group Inc.	28,875	390
*	Alector Inc.	51,779	385
*	Mirum Pharmaceuticals Inc.	14,645	384
*	Agenus Inc.	241,002	376
*	Agiliti Inc.	22,262	364
*	Fate Therapeutics Inc.	66,643	337
*	Rapt Therapeutics Inc.	16,651	333
*	Kiniksa Pharmaceuticals Ltd. Class A	23,849	331
*	NextGen Healthcare Inc.	21,189	330
*	Pulmonx Corp.	27,453	330
*	CareDx Inc.	40,246	321

		Shares	Market Value ($000)
*	ADMA Biologics Inc.	75,119	306
*	Cerus Corp.	138,830	297
*	Seres Therapeutics Inc.	56,493	280
*	Axogen Inc.	32,770	279
*	Xeris Biopharma Holdings Inc.	106,831	273
	iRadimed Corp.	5,715	269
*	Clover Health Investments Corp. Class A	311,873	264
*	Evolus Inc.	28,262	256
*	Pennant Group Inc.	20,747	249
*	Arcutis Biotherapeutics Inc.	33,203	249
*	Celldex Therapeutics Inc.	7,757	247
*	REVOLUTION Medicines Inc.	9,773	244
*	Coherus Biosciences Inc.	58,935	241
*	Y-mAbs Therapeutics Inc.	29,625	241
*,1	Senseonics Holdings Inc.	373,076	239
	Utah Medical Products Inc.	2,498	234
*,1	Phathom Pharmaceuticals Inc.	19,703	232
*	Syndax Pharmaceuticals Inc.	11,453	229
*	Cutera Inc.	13,312	224
*	PetIQ Inc. Class A	17,371	221
	SIGA Technologies Inc.	38,003	213
*	Aura Biosciences Inc.	18,587	210
*	Intercept Pharmaceuticals Inc.	19,223	203
	Phibro Animal Health Corp. Class A	15,259	203
*	Organogenesis Holdings Inc. Class A	55,751	202
*	Rigel Pharmaceuticals Inc.	140,828	197
*	Surmodics Inc.	10,702	196
*	Amylyx Pharmaceuticals Inc.	7,919	195
*	Amneal Pharmaceuticals Inc.	82,813	194
*	NanoString Technologies Inc.	32,782	193
*,1	Liquidia Corp.	23,785	193
*	OptimizeRx Corp.	13,485	189
*,1	Outlook Therapeutics Inc.	121,527	182
*	Cano Health Inc.	132,682	180
*	Eagle Pharmaceuticals Inc.	8,191	170
*	23andMe Holding Co. Class A	86,627	166
*	Joint Corp.	11,469	163
*,1	Humacyte Inc.	47,653	163
*	Zynex Inc.	16,950	159
*	Deciphera Pharmaceuticals Inc.	11,535	156
*	SpringWorks Therapeutics Inc.	5,676	155
*	CTI BioPharma Corp.	15,418	140
*	Karyopharm Therapeutics Inc.	61,342	139
*	Owens & Minor Inc.	6,822	139
*	ModivCare Inc.	3,085	139
*,1	ImmunityBio Inc.	48,942	135
*	Crinetics Pharmaceuticals Inc.	6,024	131
*	Vera Therapeutics Inc. Class A	15,477	129
*	Arbutus Biopharma Corp.	49,970	124
*	Tactile Systems Technology Inc.	5,709	120
*	Codexis Inc.	48,281	107
*	Ligand Pharmaceuticals Inc.	1,452	102
*	Ocugen Inc.	212,515	98
*	MannKind Corp.	20,807	97
*,1	Foghorn Therapeutics Inc.	15,468	97
*,1	Precigen Inc.	80,343	96
*,1	Heron Therapeutics Inc.	83,713	95
*	Affimed NV	106,393	94

		Shares	Market Value ($000)
*	Verve Therapeutics Inc.	5,788	90
*	Aadi Bioscience Inc.	11,297	90
*	Vicarious Surgical Inc.	42,316	89
*	Akero Therapeutics Inc.	1,948	87
*	Recursion Pharmaceuticals Inc. Class A	9,722	85
*	Alpine Immune Sciences Inc.	8,414	84
*	Lexicon Pharmaceuticals Inc.	24,747	82
*	Rallybio Corp.	11,483	82
[1]	AirSculpt Technologies Inc.	9,654	81
*	Esperion Therapeutics Inc.	57,225	78
*	IGM Biosciences Inc.	6,427	77
*	Akoya Biosciences Inc.	12,099	68
*	Quanterix Corp.	3,415	67
*,1	Gossamer Bio Inc.	48,896	65
*,1	Nano-X Imaging Ltd.	3,512	62
*	Relay Therapeutics Inc.	5,309	59
*	Mineralys Therapeutics Inc.	4,027	59
*	Chimerix Inc.	42,182	58
*	ViewRay Inc.	105,196	58
*	NGM Biopharmaceuticals Inc.	18,768	57
*	EyePoint Pharmaceuticals Inc.	9,266	56
*	Thorne HealthTech Inc.	12,084	53
*	SomaLogic Inc.	17,166	52
*,1	P3 Health Partners Inc.	11,575	47
*,1	Prime Medicine Inc.	3,407	47
*	BioLife Solutions Inc.	1,926	45
*	Relmada Therapeutics Inc.	15,409	44
*	HilleVax Inc.	2,488	42
*	Celularity Inc.	51,642	39
*	Enanta Pharmaceuticals Inc.	1,614	38
*	PepGen Inc.	2,308	35
*,1	Acrivon Therapeutics Inc.	2,896	34
*	Eiger BioPharmaceuticals Inc.	29,183	33
*	908 Devices Inc.	3,768	33
*	OmniAb Inc. (XNMS)	7,131	31
*,1	LifeStance Health Group Inc.	3,631	30
*	Adaptive Biotechnologies Corp.	4,154	29
	HealthStream Inc.	1,183	27
*,1	Vaxart Inc.	19,101	23
*,1	GreenLight Biosciences Holdings PBC	73,928	22
*	Third Harmonic Bio Inc.	4,147	20
*,1,2	Tobira Therapeutics Inc. CVR	3,989	18
*	VistaGen Therapeutics Inc.	114,560	16
*	Acelyrin Inc.	873	16
*	Sight Sciences Inc.	1,565	15
*	MeiraGTx Holdings plc	1,695	12
*	Innovage Holding Corp.	1,692	11
*,1	Oncology Institute Inc.	26,648	11
*	Science 37 Holdings Inc.	43,568	11
*,1	An2 Therapeutics Inc.	1,883	11
*	Atara Biotherapeutics Inc.	6,319	10
*	Inogen Inc.	991	10
*	Sangamo Therapeutics Inc.	3,744	4
*,1	Tenon Medical Inc.	3,571	4
*	Praxis Precision Medicines Inc.	2,507	2
*,1	Babylon Holdings Ltd. Class A	3,451	2
*,1,2	Synergy Pharmaceuticals Inc.	124,654	—
*,2	Prevail Therapeutics Inc. CVR	58	—

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	532	—
*,2	OmniAb Inc. 15 Earnout	532	—
			220,482
Industrials (19.8%)
	EMCOR Group Inc.	37,789	6,229
*	Saia Inc.	21,246	6,037
	Comfort Systems USA Inc.	28,326	4,192
	Simpson Manufacturing Co. Inc.	34,290	4,053
*	ExlService Holdings Inc.	25,879	3,906
	Applied Industrial Technologies Inc.	30,576	3,760
*	Chart Industries Inc.	34,131	3,745
	Exponent Inc.	40,649	3,712
	Maximus Inc.	45,759	3,705
*	Atkore Inc.	31,518	3,680
	Watts Water Technologies Inc. Class A	21,883	3,467
*	ATI Inc.	99,281	3,433
	Franklin Electric Co. Inc.	36,855	3,352
*	AMN Healthcare Services Inc.	34,593	3,285
	Badger Meter Inc.	23,386	3,224
	Insperity Inc.	28,720	3,180
	AAON Inc.	35,129	3,043
*	Fluor Corp.	103,959	2,761
	John Bean Technologies Corp.	25,355	2,703
*	TriNet Group Inc.	29,923	2,659
*	Aerojet Rocketdyne Holdings Inc.	47,445	2,585
*	ASGN Inc.	39,263	2,569
	Federal Signal Corp.	47,766	2,531
	Brink's Co.	36,231	2,410
*	Dycom Industries Inc.	23,106	2,344
	HB Fuller Co.	37,076	2,334
	Zurn Elkay Water Solutions Corp.	99,415	2,238
*	GMS Inc.	33,459	2,119
	Forward Air Corp.	21,520	2,093
*	O-I Glass Inc.	99,688	2,066
*	ACI Worldwide Inc.	89,689	2,046
	Herc Holdings Inc.	20,116	2,040
	Installed Building Products Inc.	19,043	1,991
*	Bloom Energy Corp. Class A	144,146	1,978
*	Verra Mobility Corp. Class A	112,168	1,978
	Korn Ferry	41,893	1,969
*	CBIZ Inc.	37,734	1,903
*	AeroVironment Inc.	19,741	1,844
*	Beacon Roofing Supply Inc.	28,822	1,843
	Kadant Inc.	9,305	1,765
	McGrath RentCorp.	19,411	1,724
	Mueller Water Products Inc. Class A	124,976	1,712
	EVERTEC Inc.	48,929	1,687
*	Marqeta Inc. Class A	350,348	1,678
*	MYR Group Inc.	13,134	1,675
	CSW Industrials Inc.	11,714	1,660
	Belden Inc.	18,121	1,585
*	Masonite International Corp.	17,816	1,569
*	Remitly Global Inc.	80,328	1,473
*	StoneCo. Ltd. Class A	115,792	1,451
*	Flywire Corp.	45,431	1,365
	Brady Corp. Class A	27,960	1,333
	Hillenbrand Inc.	27,592	1,324
	Helios Technologies Inc.	26,245	1,298

		Shares	Market Value ($000)
	Terex Corp.	26,306	1,220
	Enerpac Tool Group Corp. Class A	46,019	1,170
	ICF International Inc.	10,332	1,157
*,1	Enovix Corp.	86,777	1,152
*	PGT Innovations Inc.	46,033	1,145
	Alamo Group Inc.	6,811	1,134
	Veritiv Corp.	10,411	1,099
	Otter Tail Corp.	14,729	1,093
*	Joby Aviation Inc.	186,999	1,051
*	Energy Recovery Inc.	43,882	1,045
	Lindsay Corp.	8,772	1,033
*	AvidXchange Holdings Inc.	104,279	1,010
*	NV5 Global Inc.	10,776	976
*	Vicor Corp.	17,559	972
	Napco Security Technologies Inc.	25,105	934
	H&E Equipment Services Inc.	25,411	914
	Kforce Inc.	15,759	908
*	Sterling Infrastructure Inc.	19,647	905
*	ZipRecruiter Inc. Class A	58,487	905
*	Construction Partners Inc. Class A	31,811	880
*	LegalZoom.com Inc.	76,491	856
*	Rocket Lab USA Inc.	175,869	805
	Wabash National Corp.	32,907	772
*	Montrose Environmental Group Inc.	21,919	769
*	Huron Consulting Group Inc.	9,391	763
	Marten Transport Ltd.	34,691	734
*	Payoneer Global Inc.	175,720	729
*	Cimpress plc	14,090	673
	Apogee Enterprises Inc.	17,777	656
	Shyft Group Inc.	27,567	648
*	SP Plus Corp.	16,036	584
*	International Money Express Inc.	24,997	582
*	Janus International Group Inc.	65,532	579
	Griffon Corp.	17,688	558
	Myers Industries Inc.	29,056	543
*	CryoPort Inc.	28,755	529
	Mesa Laboratories Inc.	4,084	529
	ArcBest Corp.	6,299	528
*	Diversey Holdings Ltd.	62,436	520
	CRA International Inc.	5,533	513
	Douglas Dynamics Inc.	18,037	510
*	Transcat Inc.	5,738	485
	TTEC Holdings Inc.	15,099	479
	Tennant Co.	6,519	477
*,1	PureCycle Technologies Inc.	67,523	465
	Pitney Bowes Inc.	138,118	459
	Insteel Industries Inc.	15,014	449
*	I3 Verticals Inc. Class A	18,499	423
	Barrett Business Services Inc.	4,934	414
	Albany International Corp. Class A	4,868	413
*	Titan International Inc.	41,167	407
	Moog Inc. Class A	3,832	372
	EnerSys	3,721	362
*	Franklin Covey Co.	9,728	359
*	Blue Bird Corp.	14,013	355
	Allied Motion Technologies Inc.	9,633	327
*,1	Target Hospitality Corp.	23,174	327
*,1	Virgin Galactic Holdings Inc.	93,385	323

		Shares	Market Value ($000)
	Cadre Holdings Inc.	15,413	322
*	JELD-WEN Holding Inc.	24,494	321
*	Hudson Technologies Inc.	34,770	304
*	Air Transport Services Group Inc.	17,469	292
	Werner Enterprises Inc.	6,349	279
*	Forrester Research Inc.	9,387	269
*	Aspen Aerogels Inc.	40,826	268
*	Sterling Check Corp.	17,891	242
*	Babcock & Wilcox Enterprises Inc.	48,451	233
	United States Lime & Minerals Inc.	1,263	229
*	IES Holdings Inc.	4,574	217
	Trinity Industries Inc.	9,945	210
*	Itron Inc.	2,982	202
*	Daseke Inc.	31,603	190
	GATX Corp.	1,528	182
*	SoundThinking Inc.	7,104	181
	Chase Corp.	1,497	176
*	Hireright Holdings Corp.	17,143	175
	Textainer Group Holdings Ltd.	4,764	169
	ESCO Technologies Inc.	1,858	167
*	Distribution Solutions Group Inc.	3,712	167
	Greif Inc. Class A	2,749	165
*	OSI Systems Inc.	1,389	165
*	Cantaloupe Inc.	26,802	165
*,1	Nikola Corp.	249,140	155
	Kronos Worldwide Inc.	18,171	150
*	IBEX Holdings Ltd.	7,244	148
*	CS Disco Inc.	17,775	147
*	PAM Transportation Services Inc.	5,541	145
*	CIRCOR International Inc.	4,339	126
	Luxfer Holdings plc	8,797	126
	Patrick Industries Inc.	1,855	122
	Universal Logistics Holdings Inc.	4,223	112
*	Proto Labs Inc.	3,510	108
*	DHI Group Inc.	27,587	101
*	Microvast Holdings Inc.	81,402	101
*,1	Custom Truck One Source Inc.	15,042	97
*	Cross Country Healthcare Inc.	3,700	94
*,1	Workhorse Group Inc.	110,552	93
*	Great Lakes Dredge & Dock Corp.	13,563	86
*	Proterra Inc.	80,576	86
*,1	Velo3D Inc.	44,008	85
	Gorman-Rupp Co.	3,148	75
*	Atlanticus Holdings Corp.	2,061	72
	Cass Information Systems Inc.	1,812	70
*	Green Dot Corp. Class A	3,841	70
	Primoris Services Corp.	2,542	68
	Karat Packaging Inc.	4,240	68
	Information Services Group Inc.	11,916	61
*	Berkshire Grey Inc.	43,863	61
*	Donnelley Financial Solutions Inc.	1,346	60
*	Priority Technology Holdings Inc.	14,830	53
	Greif Inc. Class B	734	51
*	First Advantage Corp.	3,513	47
*	Radiant Logistics Inc.	6,894	43
*	American Woodmark Corp.	688	41
*,1	Hyzon Motors Inc.	66,679	37
*	CompoSecure Inc.	4,977	34

		Shares	Market Value ($000)
*	Sarcos Technology & Robotics Corp.	83,902	33
	Miller Industries Inc.	603	20
*	Xos Inc.	40,187	17
*	FARO Technologies Inc.	1,044	16
*	AEye Inc.	78,872	16
*	Willdan Group Inc.	857	14
*	Cepton Inc.	29,813	13
*	Atmus Filtration Technologies Inc.	605	13
*	Markforged Holding Corp.	11,955	11
*,1	CISO Global Inc.	52,457	9
*,1	Lightning eMotors Inc.	2,357	9
*	Redwire Corp.	2,568	6
*	Momentus Inc.	14,274	5
*	Moneylion Inc.	243	3
			187,753
Other (0.0%)[3]
*	Scilex Holding Co.	8,622	46
*,2	Aduro Biotech Inc. CVR	9,451	2
*,1,2	GTX Inc. CVR	530	1
			49
Real Estate (2.1%)
	Phillips Edison & Co. Inc.	93,737	2,719
	Outfront Media Inc.	117,434	1,682
	Tanger Factory Outlet Centers Inc.	81,181	1,654
	Innovative Industrial Properties Inc.	22,263	1,472
	DigitalBridge Group Inc.	112,924	1,407
	St. Joe Co.	27,649	1,286
*	Cushman & Wakefield plc	126,620	1,004
	eXp World Holdings Inc.	55,645	856
*	Redfin Corp.	84,835	831
*	Compass Inc. Class A	221,297	819
	NexPoint Residential Trust Inc.	16,977	697
	Marcus & Millichap Inc.	20,715	608
	UMH Properties Inc.	34,737	528
	Universal Health Realty Income Trust	10,192	445
	Community Healthcare Trust Inc.	11,226	368
	Safehold Inc.	13,307	344
	Gladstone Commercial Corp.	28,359	331
	Saul Centers Inc.	8,519	288
	Alexander's Inc.	1,716	282
	PotlatchDeltic Corp.	5,923	276
	Essential Properties Realty Trust Inc.	10,467	250
	Corporate Office Properties Trust	10,603	242
	Gladstone Land Corp.	13,719	217
	RMR Group Inc. Class A	7,605	164
	Four Corners Property Trust Inc.	6,182	159
	CareTrust REIT Inc.	6,285	122
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,189	122
	Postal Realty Trust Inc. Class A	8,344	122
*	Forestar Group Inc.	3,713	75
	Newmark Group Inc. Class A	7,758	44
	Clipper Realty Inc.	7,658	42
*,1	Offerpad Solutions Inc.	52,459	34
*	Bluerock Homes Trust Inc.	1,001	16
	Douglas Elliman Inc.	4,173	12
	Hersha Hospitality Trust Class A	1,291	7

		Shares	Market Value ($000)
	Industrial Logistics Properties Trust	2,545	5
			19,530
Technology (17.8%)
*	Super Micro Computer Inc.	37,555	8,410
*	Novanta Inc.	28,413	4,705
*	Rambus Inc.	71,888	4,598
*	SPS Commerce Inc.	29,108	4,535
*	Onto Innovation Inc.	39,633	4,255
*	Axcelis Technologies Inc.	26,107	4,113
	Power Integrations Inc.	45,491	3,930
*	Qualys Inc.	30,810	3,890
*	Workiva Inc.	38,102	3,691
*	Tenable Holdings Inc.	89,436	3,666
*	Silicon Laboratories Inc.	25,305	3,560
*	Fabrinet	29,532	3,344
*	Box Inc. Class A	112,297	3,163
*	Altair Engineering Inc. Class A	41,514	3,044
	Advanced Energy Industries Inc.	30,087	2,953
*	Insight Enterprises Inc.	21,205	2,867
*	Synaptics Inc.	31,758	2,732
*	MACOM Technology Solutions Holdings Inc. Class H	43,587	2,608
*	Blackbaud Inc.	35,150	2,579
*	CommVault Systems Inc.	35,551	2,478
*	Rogers Corp.	15,011	2,364
	Kulicke & Soffa Industries Inc.	44,557	2,356
*	Diodes Inc.	25,845	2,322
*	Blackline Inc.	44,191	2,301
*	Envestnet Inc.	43,949	2,300
*	Rapid7 Inc.	47,277	2,256
*	Varonis Systems Inc.	85,629	2,250
*	Appfolio Inc. Class A	15,686	2,245
*,1	DigitalOcean Holdings Inc.	55,864	2,187
*	Ambarella Inc.	29,682	2,147
*	Perficient Inc.	27,331	2,090
	Progress Software Corp.	34,264	2,056
*	Alarm.com Holdings Inc.	38,497	1,933
*	FormFactor Inc.	61,746	1,932
*	PagerDuty Inc.	69,230	1,884
*	Yelp Inc. Class A	54,445	1,824
*	Verint Systems Inc.	47,547	1,706
*	Plexus Corp.	18,781	1,703
*	MaxLinear Inc.	58,271	1,702
*	Sprout Social Inc. Class A	37,474	1,623
*	Impinj Inc.	15,617	1,598
*	Cargurus Inc.	81,998	1,541
*	Schrodinger Inc.	43,243	1,447
*	Asana Inc. Class A	59,103	1,411
*	Appian Corp. Class A	32,093	1,375
*,1	MicroStrategy Inc. Class A	4,552	1,373
*	Q2 Holdings Inc.	44,843	1,306
*	Sitime Corp.	12,914	1,281
	Clear Secure Inc. Class A	51,398	1,270
	CSG Systems International Inc.	24,945	1,197
*	Agilysys Inc.	15,776	1,173
	CTS Corp.	25,480	1,164
*	Zuora Inc. Class A	102,480	1,106
*	Semtech Corp.	50,438	1,097
*	Credo Technology Group Holding Ltd.	77,895	1,045

		Shares	Market Value ($000)
*	PDF Solutions Inc.	23,958	1,012
*	Momentive Global Inc.	104,467	987
	Shutterstock Inc.	19,109	951
*	Model N Inc.	29,753	950
*	SMART Global Holdings Inc.	38,933	879
*	Yext Inc.	89,669	824
*	indie Semiconductor Inc. Class A	85,080	808
*	ePlus Inc.	16,279	804
*	Zeta Global Holdings Corp. Class A	88,525	799
*	Upwork Inc.	96,846	794
*	Veeco Instruments Inc.	32,311	789
*	Everbridge Inc.	31,886	766
*	TechTarget Inc.	21,590	750
*	Photronics Inc.	35,097	745
*	AvePoint Inc.	104,289	689
*	Digital Turbine Inc.	74,849	684
*	N-Able Inc.	47,731	678
*	PROS Holdings Inc.	21,318	646
*,1	MicroVision Inc.	133,259	625
*	Planet Labs PBC	135,988	624
	A10 Networks Inc.	40,524	603
	Simulations Plus Inc.	12,490	552
*	PubMatic Inc. Class A	31,477	552
*	EngageSmart Inc.	28,300	537
*	ForgeRock Inc. Class A	25,185	507
*,1	Xometry Inc. Class A	27,504	503
*	Intapp Inc.	11,609	491
*	Couchbase Inc.	22,781	467
	Sapiens International Corp. NV	18,620	463
*	CEVA Inc.	18,178	455
*	Amplitude Inc. Class A	44,864	437
*	Alkami Technology Inc.	28,617	429
*	Ultra Clean Holdings Inc.	12,376	424
*	Vimeo Inc.	114,948	422
*	Avid Technology Inc.	17,489	420
*	BigCommerce Holdings Inc. Series 1	51,426	410
*	Ziff Davis Inc.	6,932	409
*	Grid Dynamics Holdings Inc.	42,427	407
	Amkor Technology Inc.	16,321	404
*	Eventbrite Inc. Class A	55,481	403
*	Matterport Inc.	130,967	389
*	Alpha & Omega Semiconductor Ltd.	13,719	380
*,1	C3.ai Inc. Class A	9,053	362
*	MeridianLink Inc.	18,295	357
*	SmartRent Inc.	97,716	352
*	Domo Inc. Class B	24,970	336
*	Mitek Systems Inc.	31,698	330
	Hackett Group Inc.	16,612	322
*	Digimarc Corp.	10,174	314
*	PAR Technology Corp.	7,887	273
*	Consensus Cloud Solutions Inc.	7,127	260
*	Tucows Inc. Class A	8,118	253
	American Software Inc. Class A	18,547	236
*	LivePerson Inc.	55,328	204
*	Weave Communications Inc.	26,058	204
*	NerdWallet Inc. Class A	20,687	194
*	Rimini Street Inc.	39,698	183
*	Applied Digital Corp.	21,667	181

		Shares	Market Value ($000)
*	Squarespace Inc. Class A	5,983	176
*	Mediaalpha Inc. Class A	19,673	174
*	Enfusion Inc. Class A	21,228	169
*	OneSpan Inc.	11,127	168
*,1	Red Violet Inc.	7,825	154
*,1	Atomera Inc.	16,777	154
*	Unisys Corp.	38,634	152
*	IonQ Inc.	13,384	144
*	EverQuote Inc. Class A	15,746	143
*	Telos Corp.	41,886	134
*	NextNav Inc.	51,314	132
*	Identiv Inc.	17,072	124
*	Arteris Inc.	14,755	103
*	Brightcove Inc.	23,752	99
*	Veritone Inc.	24,007	95
*	SkyWater Technology Inc.	9,121	94
*,1	Nutex Health Inc.	201,412	88
	Ebix Inc.	4,329	86
*	Transphorm Inc.	18,553	73
*	Innovid Corp.	51,768	64
*,1	WM Technology Inc.	60,639	62
*	Viant Technology Inc. Class A	12,391	57
*	ACM Research Inc. Class A	5,010	51
*	eGain Corp.	6,927	50
*	Edgio Inc.	97,659	50
*	Adtheorent Holdings Co. Inc.	27,925	49
*	Bandwidth Inc. Class A	3,337	40
*,1	Vivid Seats Inc. Class A	4,672	34
*	Terawulf Inc.	20,950	31
*	EverCommerce Inc.	2,420	29
*	Arena Group Holdings Inc.	6,713	28
*,1,2	Diebold Nixdorf Inc.	42,255	11
*	IronNet Inc.	49,786	11
*,1	Vinco Ventures Inc.	5,037	11
*,1	Groupon Inc. Class A	1,595	9
*,1	Beachbody Co. Inc.	12,899	6
*	Aeva Technologies Inc.	4,240	5
*,1	Cyxtera Technologies Inc.	28,288	5
*,1	Leafly Holdings Inc.	17,649	5
*	Wejo Group Ltd.	48,097	4
*,1	Cipher Mining Inc.	112	—
			168,989
Telecommunications (2.1%)
	Iridium Communications Inc.	100,153	6,013
*	Extreme Networks Inc.	100,985	2,080
*	Viavi Solutions Inc.	179,842	1,770
*	Calix Inc.	36,249	1,690
*	Harmonic Inc.	73,351	1,292
	Cogent Communications Holdings Inc.	18,718	1,152
*	Infinera Corp.	154,074	755
	InterDigital Inc.	8,806	731
*	CommScope Holding Co. Inc.	163,397	680
*,1	Lightwave Logic Inc.	90,412	670
*	Globalstar Inc.	459,678	524
	Adtran Holdings Inc.	55,452	494
*	Clearfield Inc.	10,234	400
*	8x8 Inc.	90,296	368
*	Digi International Inc.	9,472	341

		Shares	Market Value ($000)
*	IDT Corp. Class B	8,830	268
*	Ooma Inc.	18,395	245
*	WideOpenWest Inc.	24,131	183
*	Akoustis Technologies Inc.	49,634	157
*	Cambium Networks Corp.	9,359	147
*	Anterix Inc.	4,365	143
*	DZS Inc.	15,874	95
*	Charge Enterprises Inc.	102,978	94
*	Gogo Inc.	3,138	47
*	Casa Systems Inc.	27,538	29
*	Consolidated Communications Holdings Inc.	5,204	19
*	Inseego Corp.	14,272	15
			20,402
Utilities (2.0%)
	Brookfield Infrastructure Corp. Class A (XTSE)	78,359	3,612
*	Casella Waste Systems Inc. Class A	39,986	3,605
	Ormat Technologies Inc. (XNYS)	23,381	1,990
	Clearway Energy Inc. Class C	65,368	1,878
	American States Water Co.	14,069	1,250
	Middlesex Water Co.	13,846	1,126
	Chesapeake Utilities Corp.	7,778	993
	MGE Energy Inc.	12,515	898
	Clearway Energy Inc. Class A	28,093	772
	California Water Service Group	11,188	637
	York Water Co.	11,292	479
	New Jersey Resources Corp.	6,240	302
	Southwest Gas Holdings Inc.	4,865	285
*,1	Vertex Energy Inc.	38,459	249
	Artesian Resources Corp. Class A	4,364	216
*,1	Li-Cycle Holdings Corp.	42,258	199
	Aris Water Solution Inc. Class A	18,125	167
*	Pure Cycle Corp.	15,999	155
	Global Water Resources Inc.	11,017	129
*	Altus Power Inc. Class A	23,758	113
	Via Renewables Inc. Class A	1,613	17
			19,072
Total Common Stocks (Cost $900,045)			948,494
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[4,5]	Vanguard Market Liquidity Fund, 5.125% (Cost $17,396)	174,017	17,398
Total Investments (101.8%) (Cost $917,441)			965,892
Other Assets and Liabilities—Net (-1.8%)			(17,130)
Net Assets (100%)			948,762
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,165,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $16,704,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	16	1,401	(12)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	948,416	46	32	948,494
Temporary Cash Investments	17,398	—	—	17,398
Total	965,814	46	32	965,892
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	12	—	—	12
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.